RELATED PARTY TRANSACTION (Tables)	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Payable to related parties consisted of the followings at June 30, 2017 and December 31, 2016:

	June 30,	December 31,
	2017	2016
Short term loan from related entity (1)	$35,348	$-
Short term loan from related entity (1)	39,000	-
Storage and corporate housing and auto allowances owed to CEO (2)	8,000	4,000
Working capital advances from CEO (3)	130,050	-
	$212,398	$4,000
(1) In March 2017 and June 2017, the Company received a working capital advance of $35,348 and $39,000, respectively, from a related entity. These amounts have been included in payable to related parties on the consolidated balance sheet at June 30, 2017.
(2) On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019. The agreement provides for a monthly storage and corporate housing allowance of $1,000 for a property owned by the CEO and a monthly automobile allowance of $1,000. During the three and six months ended June 30, 2017, expenses related to the housing and automobile allowances totaled $6,000 and $12,000, respectively, of which $8,000 and $4,000 remained owed to the CEO at June 30, 2017 and December 31, 2016, respectively.
(3) In June 2017, the Company’s CEO provided the Company with a short term working capital advance of $130,050. This amount remained outstanding at June 30, 2017.

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
EMT allocated the purchase price among the assets acquired based on their fair values as follow:

Land	$26,194
Land preparation and cleanup	15,000
Industrial Hemp Grower License	-
Other considerations	86,806
Total Purchase Price	$128,000